Newbuildings - Narrative (Details) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) rig	Sep. 30, 2022 rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2023 USD ($) rig	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Jack-up rigs with impairment indication | rig					7
Number of newbuild Jack-up rigs | rig			3
Impairment of non-current assets					$ 0.0	$ 124.4
Transocean Rigs
Property, Plant and Equipment [Line Items]
Payment of acceleration costs							$ 12.5
Remaining contracted installments outstanding, amount	$ 294.8			$ 294.8	$ 319.8	294.8
Letter of intent
Property, Plant and Equipment [Line Items]
Number of newbuild Jack-up rigs | rig	3	3	3	3
Newbuildings
Property, Plant and Equipment [Line Items]
Jack-up rigs with impairment indication | rig					2
Newbuildings | Letter of intent
Property, Plant and Equipment [Line Items]
Potential sale price	$ 320.0		$ 320.0	$ 320.0		320.0
Impairment of non-current assets			$ 124.4			$ 124.4
Gain on disposals	$ 3.7